N-2	12 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001842754
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Cliffwater Enhanced Lending Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s primary investment objective is to seek high current income and modest capital appreciation.    The Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and to a lesser extent, fund interests or direct investments in equity or other security types.

Risk Factors [Table Text Block]	Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Investment Funds

The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of mutual funds (including money market funds), BDCs, closed-end funds, exchange-traded funds (“ETFs”) and other pooled investment vehicles (“Investment Funds”). The Fund’s ability to achieve its investment objective depends largely on the performance of the Investment Funds selected. Each Investment Fund has its own investment risks, and those risks can affect the value of the Investment Funds’ securities and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Investment Fund will be achieved. An Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Fund at a time that is unfavorable to the Fund. In addition, one Investment Fund may buy the same securities that another Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. There is also the risk that the ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. The shares of listed closed-end funds may also frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. The Fund may also be unable to liquidate its investment in a private Investment Funds when desired.

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 became effective on January 19, 2021 and its requirements have been implemented by the Fund with respect to its fund of funds arrangements.

Private Investment Funds

The Fund may invest in private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the private Investment Funds’ investments as such private Investment Funds’ managers. Investments in private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the private Investment Fund due to poor performance or other reasons. The fees paid by private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Economic Downturn or Recession

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

LIBOR Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, the Intercontinental Exchange Benchmark Administration announced that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (a) immediately after December 31, 2021, in the case of the 1-week and 2-month U.S. dollar LIBOR settings; and (b) immediately after June 30, 2023, in the case of the remaining U.S. dollar LIBOR settings.

On July 29, 2021, the U.S. Federal Reserve, in connection with the Alternative Reference Rates Committee (“ARRC”), a steering committee comprised of large U.S. financial institutions, formally recommended the forward-looking Secured Overnight Financing Rate (“SOFR”) term rates proposed by CME Group, Inc. as the replacement for U.S. dollar LIBOR, marking the final step in the ARRC’s Paced Transition Plan implemented to encourage the adoption of SOFR. In addition, as of the date of this report, the current nominated replacement for GBP-LIBOR is the Sterling Overnight Interbank Average Rate (“SONIA”). In July 2020, Bloomberg began publishing fall-backs that the International Swaps and Derivatives Association (“ISDA”) intends to implement in lieu of LIBOR with respect to swaps and derivatives. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is currently no final consensus as to which Benchmark Rate(s) (along with any adjustment and/or permutation thereof) will replace all or any LIBOR tenors after the discontinuation thereof and there can be no assurance that any such replacement Benchmark Rate(s) will attain market acceptance.

Any transition away from LIBOR to one or more alternative Benchmark Rates is complex and could have a material adverse effect on the Fund’s business, financial condition and results of operations, including, without limitation, as a result of any changes in the pricing and/or availability of the Fund’s investments, negotiations and/or changes to the documentation for certain of the Fund’s investments, the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation, basis risks between investments and hedges, basis risks within investments (e.g., securitizations), costs of modifications to processes and systems, and/or costs of administrative services and operations, including monitoring of recommended conventions and Benchmark Rates, or any component of or adjustment to the foregoing.

It is not possible to predict whether there will be any further changes in the methods pursuant to which the LIBOR rates are determined and any other reforms to LIBOR that will be enacted in the United States, the U.K. or elsewhere, or the effects thereof. Any such changes or further reforms to LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR rates, which could have a material adverse impact on the value of the Fund’s investments and any payments linked to LIBOR thereunder.

LIBOR is likely to perform differently than in the past until the final phase-outs in 2023 and, ultimately, will cease to exist as a global benchmark going forward. Until an alternative Benchmark Rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

COVID-19

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of COVID-19 and its variants resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. This outbreak negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Effects of Leverage [Text Block]

Borrowing, Use of Leverage

On December 20, 2021, the Fund’s wholly owned subsidiary, CELF SPV LLC (“CELF SPV”), entered into a secured revolving credit facility (the “Facility”), pursuant to a Loan and Servicing Agreement with Massachusetts Mutual Life Insurance Company as an initial lender and the administrative agent, C.M. Life Insurance Company as an initial lender and other lenders from time to time as parties thereto (the “Lenders”), the Fund, Alter Domus (US) LLC as the Collateral Custodian and other parties. As of September 27, 2022, the Facility provides for borrowings on a committed basis in an aggregate principal amount up to $200,000,000, and may be increased further from time to time upon mutual agreement by the Lenders and CELF SPV. The Facility is secured by the Fund’s equity interest in CELF SPV and by CELF SPV’s assets. The Facility matures on December 20, 2029. In connection with the Facility, CELF SPV has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of CELF SPV or the Fund;(iii) a change of control of CELF SPV; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders may declare the outstanding advances and all other obligations under the Facility immediately due and payable. For the year ended March 31, 2023, the average balance outstanding, maximum borrowing amount, interest rate at year end and weighted average interest rate were $30,156,832, $64,546,760, 8.38%, and 6.02%, respectively. The interest expense during the year ended March 31, 2023 was $2,591,733. Commitment fees incurred are prepaid and amortized over the term of the loan. For the year ended March 31, 2023, fees were $184,434.

Certain Fund investments are held by this special purpose vehicle (“SPV”). The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness).The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10,000,000. The minimum additional investment in the Fund by any shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the year ended March 31, 2023 are as follows:

Commencement Date	April 29, 2022	July 28, 2022	October 27, 2022	February 2, 2023
Repurchase Request	May 31, 2022	August 29, 2022	November 28, 2022	March 6, 2023
Repurchase Pricing date	May 31, 2022	August 29, 2022	November 28, 2022	March 6, 2023

Net Asset Value as of Repurchase Offer Date
Class I	$10.77	$10.74	$10.69	$10.77

Amount Repurchased
Class I	$10,366,046	$7,116,459	$16,424,258	$26,166,196

Percentage of Outstanding Shares Repurchased
Class I	1.67%	0.83%	1.50%	1.85%

Security Dividends [Text Block]	The minimum initial investment in Class I Shares by any investor is $10,000,000. The minimum additional investment in the Fund by any shareholder is $5,000.
Non-Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Funds

The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of mutual funds (including money market funds), BDCs, closed-end funds, exchange-traded funds (“ETFs”) and other pooled investment vehicles (“Investment Funds”). The Fund’s ability to achieve its investment objective depends largely on the performance of the Investment Funds selected. Each Investment Fund has its own investment risks, and those risks can affect the value of the Investment Funds’ securities and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Investment Fund will be achieved. An Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Fund at a time that is unfavorable to the Fund. In addition, one Investment Fund may buy the same securities that another Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. There is also the risk that the ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. The shares of listed closed-end funds may also frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. The Fund may also be unable to liquidate its investment in a private Investment Funds when desired.

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 became effective on January 19, 2021 and its requirements have been implemented by the Fund with respect to its fund of funds arrangements.

Private Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Investment Funds

The Fund may invest in private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the private Investment Funds’ investments as such private Investment Funds’ managers. Investments in private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the private Investment Fund due to poor performance or other reasons. The fees paid by private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Borrowing, Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Economic Downturn or Recession [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic Downturn or Recession

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

LIBOR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, the Intercontinental Exchange Benchmark Administration announced that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (a) immediately after December 31, 2021, in the case of the 1-week and 2-month U.S. dollar LIBOR settings; and (b) immediately after June 30, 2023, in the case of the remaining U.S. dollar LIBOR settings.

On July 29, 2021, the U.S. Federal Reserve, in connection with the Alternative Reference Rates Committee (“ARRC”), a steering committee comprised of large U.S. financial institutions, formally recommended the forward-looking Secured Overnight Financing Rate (“SOFR”) term rates proposed by CME Group, Inc. as the replacement for U.S. dollar LIBOR, marking the final step in the ARRC’s Paced Transition Plan implemented to encourage the adoption of SOFR. In addition, as of the date of this report, the current nominated replacement for GBP-LIBOR is the Sterling Overnight Interbank Average Rate (“SONIA”). In July 2020, Bloomberg began publishing fall-backs that the International Swaps and Derivatives Association (“ISDA”) intends to implement in lieu of LIBOR with respect to swaps and derivatives. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is currently no final consensus as to which Benchmark Rate(s) (along with any adjustment and/or permutation thereof) will replace all or any LIBOR tenors after the discontinuation thereof and there can be no assurance that any such replacement Benchmark Rate(s) will attain market acceptance.

Any transition away from LIBOR to one or more alternative Benchmark Rates is complex and could have a material adverse effect on the Fund’s business, financial condition and results of operations, including, without limitation, as a result of any changes in the pricing and/or availability of the Fund’s investments, negotiations and/or changes to the documentation for certain of the Fund’s investments, the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation, basis risks between investments and hedges, basis risks within investments (e.g., securitizations), costs of modifications to processes and systems, and/or costs of administrative services and operations, including monitoring of recommended conventions and Benchmark Rates, or any component of or adjustment to the foregoing.

It is not possible to predict whether there will be any further changes in the methods pursuant to which the LIBOR rates are determined and any other reforms to LIBOR that will be enacted in the United States, the U.K. or elsewhere, or the effects thereof. Any such changes or further reforms to LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR rates, which could have a material adverse impact on the value of the Fund’s investments and any payments linked to LIBOR thereunder.

LIBOR is likely to perform differently than in the past until the final phase-outs in 2023 and, ultimately, will cease to exist as a global benchmark going forward. Until an alternative Benchmark Rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

COVID-19 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COVID-19

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of COVID-19 and its variants resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. This outbreak negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.